SHORT-TERM BORROWINGS - Due to related party (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 9,149,292	$ 1,438,247	¥ 12,676,042
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	0	5,006,042
Debt Instrument, Maturity Date	Dec. 21, 2021
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 4,000,000	628,790	4,000,000
Debt Instrument, Maturity Date	Mar. 25, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	0	670,000
Debt Instrument, Maturity Date	Dec. 31, 2021
Debt Instrument, Interest Rate Percentage	0.00%
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 147,500	23,187	3,000,000
Debt Instrument, Maturity Date	Mar. 24, 2022
Debt Instrument, Interest Rate Percentage	0.00%
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 5,001,792	$ 786,270	¥ 0
Debt Instrument, Maturity Date	Dec. 26, 2022
Debt Instrument, Interest Rate Percentage	4.30%